Note 25 - Other Expenses	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
25.	OTHER EXPENSES

(a)	Other operating expenses

	For the	For the
	year ended	year ended
	March 31, 2018	March 31, 2017
Amortization of intangible assets	$16,699	$15,941
Depreciation of property, plant and equipment	4,115	6,579
Bad debts expense	56,331	56,041
Share-based compensation	18,353	6,076
	$95,498	$84,637

(b)	Amortization and energy costs included in cost of sales in the consolidated statements of income

	For the	For the
	year ended	year ended
	March 31, 2018	March 31, 2017
Amortization	$3,116	$2,974
Direct energy costs and other	2,982,527	3,058,109
	$2,985,643	$3,061,083

(c)	Employee benefits expense

	For the	For the
	year ended	year ended
	March 31, 2018	March 31, 2017
Wages, salaries and commissions	$237,867	$206,499
Benefits	24,100	19,946
	$261,967	$226,445